Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Communication Services: 7.1%
70,565		AT&T, Inc.	$1,671,685	1.4
40,811		Comcast Corp. – Class A	1,908,322	1.6
6,933		Electronic Arts, Inc.	901,914	0.7
9,670		Lumen Technologies, Inc.	100,181	0.1
15,656		New York Times Co.	688,707	0.6
6,659		Omnicom Group	558,624	0.4
110,183	(1)	Sirius XM Holdings, Inc.	678,727	0.6
37,195		Verizon Communications, Inc.	1,996,256	1.7
			8,504,416	7.1

		Consumer Discretionary: 3.3%
571		Domino's Pizza, Inc.	246,792	0.2
28,638		H&R Block, Inc.	710,509	0.6
7,532		Hasbro, Inc.	730,981	0.6
11,530		Service Corp. International	701,600	0.6
4,264		Target Corp.	851,819	0.7
5,557		Yum! Brands, Inc.	681,177	0.6
			3,922,878	3.3

		Consumer Staples: 8.4%
11,486		Altria Group, Inc.	589,117	0.5
10,153		Colgate-Palmolive Co.	781,273	0.7
27,647		Flowers Foods, Inc.	757,804	0.6
14,838		General Mills, Inc.	1,000,526	0.8
3,806		Hershey Co.	769,802	0.7
15,301		Mondelez International, Inc.	1,001,909	0.8
5,740		PepsiCo, Inc.	939,868	0.8
13,181		Philip Morris International, Inc.	1,332,204	1.1
18,540		Procter & Gamble Co.	2,890,201	2.4
			10,062,704	8.4

		Energy: 5.1%
38,026		Coterra Energy, Inc.	887,146	0.7
9,698		Chevron Corp.	1,396,512	1.2
3,265		ConocoPhillips	309,718	0.3
47,112		Kinder Morgan, Inc.	819,749	0.7
4,239		Marathon Petroleum Corp.	330,091	0.3
2,104		Oneok, Inc.	137,391	0.1
7,813		Targa Resources Corp.	510,736	0.4
7,278		Valero Energy Corp.	607,786	0.5
33,096		Williams Cos., Inc.	1,035,243	0.9
			6,034,372	5.1

		Financials: 20.3%
7,106		Allstate Corp.	869,490	0.7
2,643		Ameriprise Financial, Inc.	792,345	0.7
3,094		Aon PLC	903,881	0.8
4,784		Assurant, Inc.	811,893	0.7
13,971		Bank OZK	656,916	0.6
1,670		Blackrock, Inc.	1,242,296	1.0
5,850		Cboe Global Markets, Inc.	686,146	0.6
6,835		Citigroup, Inc.	404,837	0.3
15,219		Essent Group Ltd.	672,375	0.6
525		Everest Re Group Ltd.	156,566	0.1
1,447		Factset Research Systems, Inc.	587,612	0.5
3,374		Fifth Third Bancorp	161,412	0.1
5,635		First American Financial Corp.	377,770	0.3
7,802		FirstCash Holdings, Inc.	562,056	0.5
3,757		Hancock Whitney Corp.	209,190	0.2
3,260		Hanover Insurance Group, Inc.	454,803	0.4
11,024		Hartford Financial Services Group, Inc.	765,948	0.6
7,466		Intercontinental Exchange, Inc.	956,544	0.8
4,959		International Bancshares Corp.	213,287	0.2
1,007		JPMorgan Chase & Co.	142,793	0.1
3,914		Lazard Ltd.	135,346	0.1
7,237		Marsh & McLennan Cos., Inc.	1,124,702	1.0
3,473		Mercury General Corp.	191,015	0.2
50,097		MGIC Investment Corp.	760,472	0.6
1,203		MSCI, Inc. - Class A	603,533	0.5
4,013		Nasdaq, Inc.	686,825	0.6
29,473		Old Republic International Corp.	776,614	0.7
10,008		Progressive Corp.	1,060,147	0.9
7,964		Prosperity Bancshares, Inc.	592,999	0.5
26,338		Regions Financial Corp.	637,116	0.5
3,526		RLI Corp.	357,889	0.3
2,574		S&P Global, Inc.	966,877	0.8
21,343		Starwood Property Trust, Inc.	508,817	0.4
9,758		Synovus Financial Corp.	513,759	0.4
4,454		T. Rowe Price Group, Inc.	643,870	0.5
8,462		Tradeweb Markets, Inc.	714,870	0.6
3,852		UMB Financial Corp.	392,365	0.3
18,988		US Bancorp	1,073,582	0.9
10,414		Washington Federal, Inc.	370,530	0.3
8,669		Wells Fargo & Co.	462,665	0.4
			24,202,153	20.3

		Health Care: 18.3%
10,597		Abbott Laboratories	1,278,210	1.1
5,691		AbbVie, Inc.	840,959	0.7
4,533		Agilent Technologies, Inc.	590,922	0.5
3,606		Amgen, Inc.	816,687	0.7
1,290		Anthem, Inc.	582,887	0.5
10,990		Baxter International, Inc.	933,820	0.8
4,322		Becton Dickinson & Co.	1,172,472	1.0
24,139		Bristol-Myers Squibb Co.	1,657,625	1.4
1,643		Cerner Corp.	153,210	0.1
4,756		CVS Health Corp.	492,959	0.4
590		Danaher Corp.	161,902	0.1
3,642		Eli Lilly & Co.	910,318	0.8
16,806		Gilead Sciences, Inc.	1,015,082	0.9
19,622		Johnson & Johnson	3,229,193	2.7
3,250		McKesson Corp.	893,620	0.7
3,464		Medtronic PLC	363,685	0.3

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
23,887	Merck & Co., Inc.	$1,829,267	1.5
44,399	Pfizer, Inc.	2,084,089	1.7
1,864	Thermo Fisher Scientific, Inc.	1,014,016	0.9
2,558	UnitedHealth Group, Inc.	1,217,275	1.0
3,004	Zoetis, Inc.	581,725	0.5
		21,819,923	18.3

	Industrials: 11.4%
6,764	3M Co.	1,005,469	0.8
4,205	Allegion Public Ltd.	481,557	0.4
2,303	Ametek, Inc.	298,906	0.3
9,652	AO Smith Corp.	661,934	0.6
8,127	Booz Allen Hamilton Holding Corp.	655,768	0.5
8,272	CSX Corp.	280,503	0.2
2,409	Cummins, Inc.	491,725	0.4
6,449	Emerson Electric Co.	599,241	0.5
5,666	Fortive Corp.	366,873	0.3
14,196	Johnson Controls International plc	922,172	0.8
2,972	L3Harris Technologies, Inc.	749,865	0.6
1,876	Leidos Holdings, Inc.	191,052	0.2
354	Lockheed Martin Corp.	153,565	0.1
3,646	Manpowergroup, Inc.	387,497	0.3
13,995	MDU Resources Group, Inc.	374,646	0.3
4,231	Pentair PLC	245,017	0.2
6,366	Robert Half International, Inc.	765,766	0.6
2,414	Rockwell Automation, Inc.	643,524	0.5
2,030	Roper Technologies, Inc.	909,887	0.8
6,011	TransUnion	545,558	0.5
3,430	United Parcel Service, Inc. - Class B	721,741	0.6
3,705	Verisk Analytics, Inc.	657,045	0.6
5,728	Waste Connections, Inc.	707,351	0.6
1,629	WW Grainger, Inc.	777,131	0.7
		13,593,793	11.4

	Information Technology: 10.0%
2,430	Accenture PLC	767,929	0.6
9,139	Amdocs Ltd.	719,239	0.6
3,470	Automatic Data Processing, Inc.	709,407	0.6
36,445	Cisco Systems, Inc.	2,032,538	1.7
12,234	Cognizant Technology Solutions Corp.	1,053,714	0.9
7,691	Dolby Laboratories, Inc.	577,594	0.5
14,435	Genpact Ltd.	603,960	0.5
9,819	International Business Machines Corp.	1,202,926	1.0
1,079	Intuit, Inc.	511,845	0.4
4,401	Jack Henry & Associates, Inc.	778,097	0.7
2,068	Microsoft Corp.	617,898	0.5
4,127	NetApp, Inc.	323,474	0.3
28,431	NortonLifeLock, Inc.	823,930	0.7
7,249	Oracle Corp.	550,707	0.5
5,471	Paychex, Inc.	651,377	0.5
		11,924,635	10.0

	Materials: 3.2%
3,557	Air Products & Chemicals, Inc.	840,519	0.7
16,903	International Paper Co.	735,788	0.6
5,765	Packaging Corp. of America	848,550	0.7
1,059	PPG Industries, Inc.	141,324	0.1
2,208	Sherwin-Williams Co.	580,991	0.5
11,991	Sonoco Products Co.	704,111	0.6
		3,851,283	3.2

	Real Estate: 5.4%
710	Digital Realty Trust, Inc.	95,793	0.1
6,660	First Industrial Realty Trust, Inc.	383,483	0.3
15,141	Gaming and Leisure Properties, Inc.	687,553	0.6
10,543	Invitation Homes, Inc.	398,525	0.3
7,854	Iron Mountain, Inc.	386,260	0.3
5,086	Life Storage, Inc.	643,837	0.5
914	Mid-America Apartment Communities, Inc.	187,013	0.2
10,145	National Retail Properties, Inc.	432,278	0.4
10,258	National Storage Affiliates Trust	597,734	0.5
4,223	ProLogis, Inc.	615,925	0.5
2,755	PS Business Parks, Inc.	438,844	0.4
13,234	Realty Income Corp.	874,635	0.7
1,528	SBA Communications Corp.	463,580	0.4
5,729	Spirit Realty Capital, Inc.	265,654	0.2
		6,471,114	5.4

	Utilities: 5.8%
6,888	DTE Energy Co.	837,512	0.7
11,780	Duke Energy Corp.	1,182,830	1.0
5,654	Entergy Corp.	594,857	0.5
7,564	National Fuel Gas Co.	470,783	0.4
27,113	PPL Corp.	709,547	0.6
13,611	Public Service Enterprise Group, Inc.	882,401	0.7
3,007	Sempra Energy	433,670	0.4
14,027	Southern Co.	908,529	0.8
3,186	UGI Corp.	122,470	0.1
8,579	WEC Energy Group, Inc.	779,659	0.6
		6,922,258	5.8

	Total Common Stock
	(Cost $105,971,502)	117,309,529	98.3

EXCHANGE-TRADED FUNDS: 1.3%
9,322	iShares Russell 1000 Value ETF	1,509,978	1.3

	Total Exchange-Traded Funds
	(Cost $1,543,724)	1,509,978	1.3

	Total Long-Term Investments
	(Cost $107,515,226)	118,819,507	99.6

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreements: 0.6%
709,039	(2) Deutsche Bank Securities Inc., Repurchase Agreement dated 02/28/22, 0.05%, due 03/01/22 (Repurchase Amount $709,040, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $723,220, due 04/21/22-02/23/23)
	(Cost $709,039)	$709,039	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
313,000	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $313,000)	313,000	0.3

	Total Short-Term Investments
	(Cost $1,022,039)	1,022,039	0.9

	Total Investments in Securities (Cost $108,537,265)	$119,841,546	100.5
	Liabilities in Excess of Other Assets	(573,486)	(0.5)
	Net Assets	$119,268,060	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of February 28, 2022.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2022
Asset Table
Investments, at fair value
Common Stock*	$117,309,529	$–	$–	$117,309,529
Exchange-Traded Funds	1,509,978	–	–	1,509,978
Short-Term Investments	$313,000	$709,039	$–	$1,022,039
Total Investments, at fair value	$119,132,507	$709,039	$–	$119,841,546

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya U.S. High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

At February 28, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $108,895,460.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$14,319,562
Gross Unrealized Depreciation	(3,373,476)

Net Unrealized Appreciation	$10,946,086